OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
SCHEDULE OF OTHER ACCOUNTS RECEIVABLES COMPOSITION	Composition:
	As of December 31	As of December 31
	2021	2020

Prepaid expenses	$350	$83
Government authorities	$624	$788
Other receivables	$30	$125
	1,004	996